                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006
Check here if Amendment  [   ]; Amendment Number:_____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York           February 8, 2007
[Signature]                       [City, State]                  [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                        0
                                            ---------------------------

Form 13F  Information Table Entry Total:                 93
                                            ---------------------------

Form 13F  Information Table Value Total:           $203,954,018
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----

                                    Form 13F
              Reporting Manager: Tupelo Capital Management, L.L.C.
                         Period Ended: December 31, 2006

          COLUMN 1            COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
NAME OF                       TITLE OF                VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
ISSUER                          CLASS     CUSIP     [X$1000]    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD-CL A            COM         2763958  $2,636,802     71,400  SH              x          1        71,400
ADOBE SYSTEMS INC             COM       00724F101  $3,252,592     79,100  SH              x          1        79,100
ALLEGHENY TECHNOLOGIES INC    COM       01741R102  $2,820,148     31,100  SH              x          1        31,100
AMDOCS LTD                    COM         2256908  $2,379,250     61,400  SH              x          1        61,400
AMERICAN EXPRESS CO           COM       025816109  $3,088,103     50,900  SH              x          1        50,900
AMERICAN INTERNATIONAL GROUP  COM       026874107  $3,289,194     45,900  SH              x          1        45,900
ANGLOGOLD ASHANTI-SPON ADR    ADR       035128206  $  791,112     16,800  SH              x          1        16,800
APPLE INC                     COM       037833100  $3,809,316     44,900  SH              x          1        44,900
ARCHER-DANIELS-MIDLAND CO     COM       039483102  $1,297,576     40,600  SH              x          1        40,600
AUTODESK INC                  COM       052769106  $2,565,164     63,400  SH              x          1        63,400
AUTOMATIC DATA PROCESSING     COM       053015103  $2,856,500     58,000  SH              x          1        58,000
BEA SYSTEMS INC               COM       073325102  $2,834,274    225,300  SH              x          1       225,300
BEST BUY CO INC               COM       086516101  $2,425,067     49,300  SH              x          1        49,300
BHP BILLITON LTD-SPON ADR     ADR       088606108  $1,224,300     30,800  SH              x          1        30,800
BOEING CO                     COM       097023105  $3,153,820     35,500  SH              x          1        35,500
BUNGE LIMITED                 COM         2788713  $1,334,184     18,400  SH              x          1        18,400
CATERPILLAR INC               COM       149123101  $1,269,531     20,700  SH              x          1        20,700
CENTEX CORP                   COM       152312104  $2,408,356     42,800  SH              x          1        42,800
CIA VALE DO RIO DOCE-ADR      ADR       204412209  $1,174,730     39,500  SH              x          1        39,500
CISCO SYSTEMS INC             COM       17275R102  $3,599,361    131,700  SH              x          1       131,700
CIT GROUP INC                 COM       125581108  $2,749,461     49,300  SH              x          1        49,300
CLEAR MEDIA LTD               COM         6424303  $1,454,810  1,191,100  SH              x          1     1,191,100
COACH INC                     COM       189754104  $3,144,672     73,200  SH              x          1        73,200
COLDWATER CREEK INC           COM       193068103  $  934,212     38,100  SH              x          1        38,100
CORNING INC                   COM       219350105  $1,519,252     81,200  SH              x          1        81,200
COVANCE INC                   COM       222816100  $1,678,935     28,500  SH              x          1        28,500
DEERE & CO                    COM       244199105  $3,099,282     32,600  SH              x          1        32,600
DICK'S SPORTING GOODS INC     COM       253393102  $2,219,247     45,300  SH              x          1        45,300
DU PONT (E.I.) DE NEMOURS     COM       263534109  $3,141,795     64,500  SH              x          1        64,500
ELECTRONIC ARTS INC           COM       285512109  $  866,192     17,200  SH              x          1        17,200
ESCADA AG                     COM         4317193  $  607,623     15,407  SH              x          1        15,407
ESPRIT HOLDINGS LTD           COM         6321642  $3,205,873    287,100  SH              x          1       287,100
EVERCORE PARTNERS INC-CL A    COM       29977A105  $  744,370     20,200  SH              x          1        20,200
FEDEX CORP                    COM       31428X106  $2,052,918     18,900  SH              x          1        18,900
FOCUS MEDIA HOLDING-ADR       ADR       34415V109  $3,113,691     46,900  SH              x          1        46,900
GENENTECH INC                 COM       368710406  $2,222,962     27,400  SH              x          1        27,400
GENERAL ELECTRIC CO           COM       369604103  $3,467,972     93,200  SH              x          1        93,200
GILEAD SCIENCES INC           COM       375558103  $  896,034     13,800  SH              x          1        13,800
GOOGLE INC-CL A               COM       38259P508  $3,177,312      6,900  SH              x          1         6,900
HONEYWELL INTERNATIONAL INC   COM       438516106  $3,003,936     66,400  SH              x          1        66,400
HONG KONG EXCHANGES & CLEAR   COM         6267359  $2,806,462    255,300  SH              x          1       255,300
HSBC HOLDINGS PLC-SPONS ADR   ADR       404280406  $1,330,850     14,521  SH              x          1        14,521
HUTCHISON WHAMPOA LTD         COM         6448068  $2,148,462    211,390  SH              x          1       211,390
INFOSYS TECHNOLOGIES-SP ADR   ADR       456788108  $2,417,008     44,300  SH              x          1        44,300
INTERCONTINENTALEXCHANGE INC  COM       45865V100  $2,675,920     24,800  SH              x          1        24,800

J CREW GROUP INC              COM       46612H402  $2,270,595     58,900  SH              x          1        58,900
JOY GLOBAL INC                COM       481165108  $1,815,167     37,550  SH              x          1        37,550
JPMORGAN CHASE & CO           COM       46625H100  $3,554,880     73,600  SH              x          1        73,600
KB HOME                       COM       48666K109  $2,399,904     46,800  SH              x          1        46,800
LEHMAN BROTHERS HOLDINGS INC  COM       524908100  $2,257,668     28,900  SH              x          1        28,900
LEVEL 3 COMMUNICATIONS INC    COM       52729N100  $2,462,880    439,800  SH              x          1       439,800
LI & FUNG LTD                 COM         6286257  $2,362,486    759,300  SH              x          1       759,300
LIFE TIME FITNESS INC         COM       53217R207  $2,449,755     50,500  SH              x          1        50,500
LMS MEDICAL SYSTEMS INC       COM       502089105  $  728,850    645,000  SH              x          1       645,000
MANNKIND CORP                 COM       56400P201  $1,991,992    120,800  SH              x          1       120,800
MANPOWER INC                  COM       56418H100  $2,345,309     31,300  SH              x          1        31,300
MARVELL TECHNOLOGY GROUP LTD  COM         2594653  $  744,572     38,800  SH              x          1        38,800
MERRILL LYNCH & CO INC        COM       590188108  $3,202,640     34,400  SH              x          1        34,400
MIZUHO FINANCIAL GROUP INC    COM         6591014  $1,791,954        251  SH              x          1           251
MONSANTO CO                   COM       61166W101  $3,136,041     59,700  SH              x          1        59,700
MORGAN STANLEY                COM       617446448  $3,240,914     39,800  SH              x          1        39,800
NASDAQ-100 TRUST SERIES 1     COM       631100104  $1,294,800     30,000  SH              x          1        30,000
NIDEC CORP                    COM         6640682  $2,264,070     29,300  SH              x          1        29,300
NOKIA CORP-SPON ADR           ADR       654902204  $1,950,720     96,000  SH              x          1        96,000
NORFOLK SOUTHERN CORP         COM       655844108  $1,956,281     38,900  SH              x          1        38,900
NYSE GROUP INC                COM       62949W103  $1,739,880     17,900  SH              x          1        17,900
OCCIDENTAL PETROLEUM CORP     COM       674599105  $1,293,995     26,500  SH              x          1        26,500
PACIFIC BASIN SHIPPING LTD    COM         B01RQM3  $1,197,000  1,900,000  SH              x          1     1,900,000
PARKER HANNIFIN CORP          COM       701094104  $1,652,920     21,500  SH              x          1        21,500
PEPSICO INC                   COM       713448108  $2,220,525     35,500  SH              x          1        35,500
PHELPS DODGE CORP             COM       717265102  $1,412,696     11,800  SH              x          1        11,800
PRAXAIR INC                   COM       74005P104  $2,485,927     41,900  SH              x          1        41,900
PROCTER & GAMBLE CO           COM       742718109  $1,838,251     28,602  SH              x          1        28,602
QUALCOMM INC                  COM       747525103  $1,613,633     42,700  SH              x          1        42,700
ROPER INDUSTRIES INC          COM       776696106  $2,255,776     44,900  SH              x          1        44,900
SA SA INTERNATIONAL HLDGS     COM         6003401  $1,605,977  4,804,000  SH              x          1     4,804,000
SAMSUNG ELECTRONICS CO LTD    COM         6771720  $2,169,777      3,289  SH              x          1         3,289
SAP AG-SPONSORED ADR          ADR       803054204  $3,154,140     59,400  SH              x          1        59,400
SCHWAB (CHARLES) CORP         COM       808513105  $2,794,630    144,500  SH              x          1       144,500
SEAGATE TECHNOLOGY            COM         2166245  $2,276,350     85,900  SH              x          1        85,900
SINGAPORE EXCHANGE LTD        COM         6303866  $1,680,645    453,750  SH              x          1       453,750
SOFTWARE HOLDRs TRUST         COM       83404B103  $2,618,884     64,600  SH              x          1        64,600
SYMANTEC CORP                 COM       871503108  $1,847,310     88,600  SH              x          1        88,600
TECK COMINCO LTD-CL B         COM       878742204  $1,371,370     18,200  SH              x          1        18,200
TEXAS INSTRUMENTS INC         COM       882508104  $1,460,160     50,700  SH              x          1        50,700
TEXTRON INC                   COM       883203101  $2,869,362     30,600  SH              x          1        30,600
THE WALT DISNEY CO.           COM       254687106  $2,916,377     85,100  SH              x          1        85,100
TIBCO SOFTWARE INC            COM       88632Q103  $2,404,368    254,700  SH              x          1       254,700
TOYOTA MOTOR CORP             COM         6900643  $2,433,595     36,400  SH              x          1        36,400
UBS AG-REG                    COM         B17MV57  $3,499,140     58,000  SH              x          1        58,000
URBAN CORP                    COM         6917762  $  424,726     28,000  SH              x          1        28,000
URBAN OUTFITTERS INC          COM       917047102  $1,294,286     56,200  SH              x          1        56,200
ZIMMER HOLDINGS INC           COM       98956P102  $2,312,210     29,500  SH              x          1        29,500

THE FOLLOWING OPTIONS LISTED WITH RESPECT TO MANAGER ABOVE.